Transfers of financial assets and variable interest entities	6 Months Ended
Jun. 30, 2015
Transfers of financial assets and variable interest entities
25 Transfers of financial assets and variable interest entities
> Refer to “Note 26 – Transfers of financial assets and variable interest entities in III – Condensed consolidated financial statements – unaudited in the Credit Suisse Financial report 2Q15 and “Note 32 – Transfers of financial assets and variable interest entities in VII – Consolidated financial statements – Credit Suisse (Bank) in the Credit Suisse Annual Report 2014 for further information.
Transfers of financial assets
Securitizations
The following table provides the gains or losses and proceeds from the transfer of assets relating to 6M15 and 6M14 securitizations of financial assets that qualify for sale accounting and subsequent derecognition, along with cash flows between the Bank and the SPEs used in any securitizations in which the Bank still has continuing involvement, regardless of when the securitization occurred.
Securitizations
in	6M15	6M14
Gains and cash flows (CHF million)
CMBS
Net gain/(loss) [1]	(2)	3
Proceeds from transfer of assets	5,252	1,581
Cash received on interests that continue to be held	74	53
RMBS
Net gain [1]	4	14
Proceeds from transfer of assets	8,416	10,842
Purchases of previously transferred financial assets or its underlying collateral	0	(4)
Servicing fees	1	1
Cash received on interests that continue to be held	204	206
Other asset-backed financings
Net gain [1]	11	15
Proceeds from transfer of assets	636	964
Cash received on interests that continue to be held	3	4
1
Includes underwriting revenues, deferred origination fees, gains or losses on the sale of collateral to the SPE and gains or losses on the sale of newly issued securities to third parties, but excludes net interest income on assets prior to the securitization. The gains or losses on the sale of the collateral is the difference between the fair value on the day prior to the securitization pricing date and the sale price of the loans.

2 Represents market making activity and voluntary repurchases at fair value where no repurchase obligations were present.
Continuing involvement in transferred financial assets
The following table provides the outstanding principal balance of assets to which the Bank continued to be exposed after the transfer of the financial assets to any SPE and the total assets of the SPE as of the end of 6M15 and 2014, regardless of when the transfer of assets occurred.
Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
end of	6M15	2014
CHF million
CMBS
Principal amount outstanding	37,016	41,216
Total assets of SPE	50,384	53,354
RMBS
Principal amount outstanding	44,641	49,884
Total assets of SPE	44,963	50,017
Other asset-backed financings
Principal amount outstanding	22,734	26,176
Total assets of SPE	22,760	26,176
Principal amount outstanding relates to assets transferred from the Bank and does not include principle amounts for assets transferred from third parties.
Fair value of beneficial interests
The fair value measurement of the beneficial interests held at the time of transfer and as of the reporting date that result from any continuing involvement is determined using fair value estimation techniques, such as the present value of estimated future cash flows that incorporate assumptions that market participants customarily use in these valuation techniques. The fair value of the assets or liabilities that result from any continuing involvement does not include any benefits from financial instruments that the Bank may utilize to hedge the inherent risks.
Key economic assumptions at the time of transfer
> Refer to “Note 27 – Financial instruments” for information on fair value hierarchy levels.
Key economic assumptions used in measuring fair value of beneficial interests at time of transfer
at time of transfer, in	6M15							6M14
			CMBS				RMBS			CMBS				RMBS
CHF million, except where indicated
Fair value of beneficial interests			997				1,018			566				1,865
of which level 2			975				826			501				1,720
of which level 3			22				192			65				145
Weighted-average life, in years			8.9				8.6			3.6				4.6
Prepayment speed assumption (rate per annum), in % [1]			–	[2]	4.5	–	27.7			–	[2]	1.5	–	23.0
Cash flow discount rate (rate per annum), in % [3]	2.0	–	5.7		1.7	–	13.6	1.0	–	11.0		2.0	–	17.0
Expected credit losses (rate per annum), in %	0.7	–	3.4		0.5	–	12.5	1.0	–	2.0		2.6	–	14.0
Transfers of assets in which the Bank does not have beneficial interests are not included in this table.
1
Prepayment speed assumption (PSA) is an industry standard prepayment speed metric used for projecting prepayments over the life of a residential mortgage loan. PSA utilizes the constant prepayment rate (CPR) assumptions. A 100 % prepayment assumption assumes a prepayment rate of 0.2 % per annum of the outstanding principal balance of mortgage loans in the first month. This increases by 0.2 percentage points thereafter during the term of the mortgage loan, leveling off to a CPR of 6 % per annum beginning in the 30th month and each month thereafter during the term of the mortgage loan. 100 PSA equals 6 CPR .

2 To deter prepayment, commercial mortgage loans typically have prepayment protection in the form of prepayment lockouts and yield maintenances.
3 The rate was based on the weighted-average yield on the beneficial interests.
Key economic assumptions as of the reporting date
The following tables provide the sensitivity analysis of key economic assumptions used in measuring the fair value of beneficial interests held in SPEs as of the end of 6M15 and 2014.
Key economic assumptions used in measuring fair value of beneficial interests held in SPEs
end of	6M15											2014
			CMBS	[1]			RMBS			Other asset- backed financing activities	[2]			CMBS	[1]			RMBS			Other asset- backed financing activities	[2]
CHF million, except where indicated
Fair value of beneficial interests			1,297				2,167			92				1,168				2,394			212
of which non-investment grade			51				284			63				79				246			146
Weighted-average life, in years			7.2				9.4			2.1				5.6				7.8			3.6
Prepayment speed assumption (rate per annum), in % [3]			–		1.0	–	38.8			–				–		1.0	–	36.6			–
Impact on fair value from 10% adverse change			–				(30.5)			–				–				(29.2)			–
Impact on fair value from 20% adverse change			–				(58.5)			–				–				(56.4)			–
Cash flow discount rate (rate per annum), in % [4]	1.2	–	22.8		0.6	–	27.2	5.3	–	21.2		1.6	–	22.3		1.7	–	44.0	0.3	–	21.2
Impact on fair value from 10% adverse change			(24.3)				(55.6)			(0.9)				(14.0)				(43.8)			(1.2)
Impact on fair value from 20% adverse change			(48.0)				(108.0)			(1.9)				(27.4)				(85.3)			(2.4)
Expected credit losses (rate per annum), in %	0.7	–	22.3		0.1	–	24.5	0.1	–	12.4		1.0	–	22.2		0.0	–	41.7	1.4	–	13.1
Impact on fair value from 10% adverse change			(7.7)				(26.7)			(0.9)				(7.1)				(25.3)			(0.4)
Impact on fair value from 20% adverse change			(15.5)				(52.1)			(1.8)				(14.0)				(49.4)			(0.7)
1 To deter prepayment, commercial mortgage loans typically have prepayment protection in the form of prepayment lockouts and yield maintenances.
2 CDOs within this category are generally structured to be protected from prepayment risk.
3
Prepayment speed assumption (PSA) is an industry standard prepayment speed metric used for projecting prepayments over the life of a residential mortgage loan. PSA utilizes the constant prepayment rate (CPR) assumptions. A 100 % prepayment assumption assumes a prepayment rate of 0.2 % per annum of the outstanding principal balance of mortgage loans in the first month. This increases by 0.2 percentage points thereafter during the term of the mortgage loan, leveling off to a CPR of 6 % per annum beginning in the 30th month and each month thereafter during the term of the mortgage loan. 100 PSA equals 6 CPR .

4 The rate was based on the weighted-average yield on the beneficial interests.
Transfers of financial assets where sale treatment was not achieved
The following table provides the carrying amounts of transferred financial assets and the related liabilities where sale treatment was not achieved as of the end of 6M15 and 2014.
> Refer to “Note 27 – Assets pledged and collateral” for information on assets pledged or assigned.
Carrying amounts of transferred financial assets and liabilities where sale treatment was not achieved
end of	6M15	2014
CHF million
CMBS
Other assets	22	26
Liability to SPE, included in Other liabilities	(22)	(26)
Other asset-backed financings
Trading assets	400	138
Other assets	229	252
Liability to SPE, included in Other liabilities	(629)	(390)
Transfers of financial assets accounted for as a sale
The following table presents information about the transfers of financial assets accounted for as sales with agreements that result in the Bank retaining substantially all of the exposure to the economic return on the transferred assets at the date of sale and remain outstanding as of the end of 6M15, gross cash proceeds received for assets derecognized at the date of sale and the fair values of transferred assets and the aforementioned agreements as of the end of 6M15.
Transfer of financial assets accounted for as sales – by transaction type
	at date of derecognition		end of
	Carrying amount derecognized	Gross cash proceeds received for assets derecognized	Fair value of transferred assets	Gross derivative assets recorded	[1]	Gross derivative liabilities recorded	[1]
6M15 (CHF million)
Sales with total return swaps	101	100	92	–		7
Sales with longevity swaps	308	378	367	508		–
Total transactions outstanding	409	478	459	508	[2]	7	[3]
1 Balances presented on a gross basis, before application of counterparty and cash collateral netting.
2 Gross derivative assets of CHF 508 million in other products, as disclosed in Note 24 – Derivatives and hedging activities.
3 Gross derivative liabilities of CHF 7 million in equity/index-related products, as disclosed in Note 24 – Derivatives and hedging activities.
Securities sold under repurchase agreements and securities lending transactions accounted for as secured borrowings
The following tables provide the gross obligation relating to securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral by the class of collateral pledged and by remaining contractual maturity as of the end of 6M15.
Securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral – by class of collateral pledged
end of	6M15
CHF billion
Government debt securities	29.1
Corporate debt securities	19.6
Asset-backed securities	21.9
Equity securities	6.3
Other	0.3
Securities sold under repurchase agreements	77.2
Government debt securities	2.9
Corporate debt securities	0.3
Equity securities	7.9
Other	0.2
Securities lending transactions	11.3
Government debt securities	0.2
Corporate debt securities	0.3
Equity securities	28.4
Obligation to return securities received as collateral, at fair value	28.9
Total	117.4
Securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral – by remaining contractual maturity
			Remaining contractual maturities
end of	On demand	[1]	Up to 30 days	[2]	30 days to 90 days	More than 90 days	Total
6M15 (CHF billion)
Securities sold under repurchase agreements	11.7		31.4		13.6	20.5	77.2
Securities lending transactions	4.8		4.7		0.4	1.4	11.3
Obligation to return securities received as collateral, at fair value	26.6		2.3		0.0	0.0	28.9
Total	43.1		38.4		14.0	21.9	117.4
1 Includes contracts with no contractual maturity that may contain termination arrangements subject to a notice period.
2 Includes overnight transactions.
> Refer to “Note 19 – Offsetting of financial assets and financial liabilities” for further information on the gross amount of securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral and the net amounts disclosed in the consolidated balance sheets.
Variable interest entities
Commercial paper conduit
The Bank continues to act as the administrator and provider of liquidity and credit enhancement facilities for one asset-backed CP conduit, Alpine, a client-focused multi-seller conduit vehicle. Alpine publishes portfolio and asset data and submits its portfolio to a rating agency for public ratings based on the cash flows of the portfolio taken as a whole. This CP conduit purchases assets, primarily loans and receivables, from clients and finances such purchases through the issuance of CP backed by these assets. For an asset to qualify for acquisition by the CP conduit, it must be rated at least investment grade after giving effect to the related asset-specific credit enhancement primarily provided by the client seller of the asset. The clients provide credit support to investors of the CP conduit in the form of over-collateralization and other asset-specific enhancements. Further, an unaffiliated investor retains a limited first-loss position in Alpine’s entire portfolio. Alpine is a separate legal entity that is wholly owned by the Bank. However, its assets are available to satisfy only the claims of its creditors. In addition, the Bank, as administrator and liquidity and credit enhancement facilities provider, has significant exposure to and power over the activities of Alpine. Alpine is considered a VIE for accounting purposes and the Bank is deemed the primary beneficiary and consolidates this entity.
The overall average maturity of the conduit’s outstanding CP was approximately 45 days and 49 days as of the end of 6M15 and 2014, respectively. As of the end of 6M15, Alpine had the highest short-term rating from Moody’s and was rated A-1 by Standard & Poor’s, F-1 by Fitch and R-1 (middle) (sf) by Dominion Bond Rating Service. The majority of Alpine’s purchased assets were highly rated reverse repurchase agreements as well as advance financing receivables, equipment loans and leases and credit card receivables. As of the end of 6M15 and 2014, those assets had a weighted average rating of AA, based on the lowest of each asset’s internal rating and, where available, external rating, and an average maturity of 1.8 years as of the end of 6M15 and 2014, respectively.
Consolidated VIEs
The consolidated variable interest entities (VIEs) tables provide the carrying amounts and classifications of the assets and liabilities of consolidated VIEs as of the end of 6M15 and 2014.
Consolidated VIEs in which the Bank was the primary beneficiary
			Financial intermediation
end of	CDO	CP Conduit	Securi- tizations	Funds	Loans	Other	Total
6M15 (CHF million)
Cash and due from banks	1,149	0	80	134	86	21	1,470
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	197	0	0	0	0	197
Trading assets	685	48	0	1,196	975	490	3,394
Investment securities	0	0	925	0	0	0	925
Other investments	0	0	0	0	1,496	408	1,904
Net loans	0	444	0	0	22	200	666
Premises and equipment	0	0	0	0	385	0	385
Other assets	9,312	126	2,473	1	98	2,160	14,170
of which loans held-for-sale	9,269	0	1,349	0	16	258	10,892
Total assets of consolidated VIEs	11,146	815	3,478	1,331	3,062	3,279	23,111
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	0	0	3	0	0	3
Trading liabilities	6	0	0	0	19	3	28
Short-term borrowings	0	8,722	748	0	0	0	9,470
Long-term debt	10,894	0	745	224	100	9	11,972
Other liabilities	40	14	600	1	129	870	1,654
Total liabilities of consolidated VIEs	10,940	8,736	2,093	228	248	882	23,127
2014 (CHF million)
Cash and due from banks	1,122	0	16	187	109	59	1,493
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	660	0	0	0	0	660
Trading assets	615	57	250	1,715	867	757	4,261
Other investments	0	0	0	30	1,651	424	2,105
Net loans	0	12	0	0	24	209	245
Premises and equipment	0	0	0	0	422	0	422
Other assets	8,726	262	4,741	3	195	2,205	16,132
of which loans held-for-sale	8,689	0	3,500	0	24	356	12,569
Total assets of consolidated VIEs	10,463	991	5,007	1,935	3,268	3,654	25,318
Customer deposits	0	0	0	0	0	3	3
Trading liabilities	6	0	0	0	23	6	35
Short-term borrowings	0	9,384	0	0	0	0	9,384
Long-term debt	10,318	18	2,418	216	99	383	13,452
Other liabilities	27	29	573	124	146	828	1,727
Total liabilities of consolidated VIEs	10,351	9,431	2,991	340	268	1,220	24,601
Non-consolidated VIEs
Non-consolidated VIE assets are related to the non-consolidated VIEs with which the Bank has variable interests. These amounts represent the assets of the entities themselves and are typically unrelated to the exposures the Bank has with the entity and thus are not amounts that are considered for risk management purposes.
Non-consolidated VIEs
		Financial intermediation
end of	CDO	Securi- tizations	Funds	Loans	Other	Total
6M15 (CHF million)
Trading assets	147	5,454	923	467	273	7,264
Net loans	33	1,987	2,754	2,346	1,511	8,631
Other assets	0	4	23	0	165	192
Total variable interest assets	180	7,445	3,700	2,813	1,949	16,087
Maximum exposure to loss	180	13,317	3,766	8,753	2,917	28,933
Non-consolidated VIE assets	6,145	98,029	59,645	37,387	11,999	213,205
2014 (CHF million)
Trading assets	179	5,009	1,201	494	625	7,508
Net loans	211	2,252	3,113	1,651	1,544	8,771
Other assets	0	4	20	0	189	213
Total variable interest assets	390	7,265	4,334	2,145	2,358	16,492
Maximum exposure to loss	752	12,775	4,489	7,326	2,358	27,700
Non-consolidated VIE assets	8,604	120,157	56,413	38,818	12,170	236,162